Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended	106 Months Ended	118 Months Ended	130 Months Ended
	Aug. 24, 2015	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000158832
Account Value [Line Items]
Accumulated Value	$ 9,497	$ 9,630		$ 11,301	$ 12,395	$ 12,960	$ 13,417	$ 18,335	$ 15,189	$ 17,485	$ 20,110	$ 22,222	$ 26,690
C000158833
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Aggressive Growth Fund - Class C
Accumulated Value	10,000	10,080		11,610	12,643	13,123	13,483	18,288	15,039	17,186	19,617	21,510	25,650
C000158834
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Aggressive Growth Fund - Class I
Accumulated Value	10,000	10,110		11,730	12,900	13,528	14,032	19,195	15,929	18,365	21,152	23,410	28,149
C000158826
Account Value [Line Items]
Accumulated Value	9,497	9,544		10,569	11,245	11,781	12,090	14,964	12,876	14,277	15,893	17,347	20,085
C000158827
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Growth & Income Fund - Class C
Accumulated Value	10,000	9,990		10,991	11,603	12,059	12,289	15,086	12,884	14,173	15,660	16,970	19,494
C000158828
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Growth & Income Fund - Class I
Accumulated Value	10,000	10,050		11,128	11,865	12,464	12,823	15,907	13,721	15,250	17,017	18,620	21,587
C000158829
Account Value [Line Items]
Accumulated Value	9,497	9,497		10,771	11,664	12,214	12,542	16,518	13,900	15,858	18,118	20,052	23,767
C000158830
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Growth Fund - Class C
Accumulated Value	10,000	9,940		11,190	12,035	12,506	12,743	16,655	13,917	15,757	17,866	19,628	23,079
C000158831
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Growth Fund - Class I
Accumulated Value	10,000	10,000		11,328	12,314	12,928	13,294	17,532	14,790	16,900	19,351	21,455	25,479
C000158823
Account Value [Line Items]
Accumulated Value	9,497	9,544		10,281	10,660	11,215	11,451	13,307	11,653	12,552	13,624	14,799	16,546
C000158824
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Income & Growth Fund - Class C
Accumulated Value	10,000	10,160		10,756	11,069	11,545	11,702	13,503	11,688	12,496	13,464	14,502	16,093
C000158825
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Income & Growth Fund - Class I
Accumulated Value	10,000	10,120		10,899	11,332	11,946	12,219	14,222	12,478	13,457	14,628	15,901	17,812
C000158820
Account Value [Line Items]
Accumulated Value	9,497	9,677		10,112	10,260	10,805	11,095	12,009	10,625	11,098	11,688	12,747	13,821
C000158821
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Income Fund - Class C
Accumulated Value	10,000	10,180		10,547	10,626	11,105	11,322	12,167	10,684	11,077	11,578	12,392	13,165
C000158822
Account Value [Line Items]
Line Graph and Table Measure Name			Ladenburg Income Fund - Class I
Accumulated Value	10,000	10,170		10,643	10,821	11,426	11,749	12,741	11,281	11,802	12,453	13,607	14,772
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,297		13,319	15,233	16,820	18,082	25,459	22,756	27,215	33,898	39,038	47,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 11,297		$ 13,319	$ 15,233	$ 16,820	$ 18,082	$ 25,459	$ 22,756	$ 27,215	$ 33,898	$ 39,038	$ 47,753